24. SUBSEQUENT EVENTS	24 Months Ended
Dec. 31, 2020
Notes
24. SUBSEQUENT EVENTS

24.   SUBSEQUENT EVENTS

a)On January 28, 2021, the Company closed the final tranche of a non-brokered private placement and issued 8,740,000 units at a price of $0.10 per unit for gross proceeds of $874,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company paid finder’s fee totaling $27,800 and issued 278,000 finder’s warrants. The Company’s directors and officers participated in the private placement.

b)On January 28, 2021, the Company granted 150,000 stock options to a consultant of the Company at an exercise price of $0.19 per common share. The stock options fully vested on the date of grant and are exercisable for a period of 5 years.

c)On February 12, 2021, the Company completed a non-brokered private placement and issued 7,000,000 units at a price of $0.22 per unit for gross proceeds of $1,540,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.30 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company paid finder’s fee totaling $56,320 and issued 256,000 finder’s warrants. The Company’s directors and officers participated in the private placement.

d)The Company issued 7,201,160 common shares upon exercise of warrants for gross proceeds of $1,225,112.

e)The Company issued 590,000 common shares upon exercise of stock options for gross proceeds of $42,550.

f)On March 22, 2021, the Company granted 1,800,000 stock options to the directors, officers and consultants of the Company at an exercise price of $0.25 per common share. The stock options are exercisable for a period of 5 years. 200,000 consultant options vest 50% after six months with the balance vesting quarterly thereafter. The remaining options vest on the date of grant.

g)The Company repaid the $1,000,000 secured loan from a third party at the end of the term (see Note 13).